SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Company's revenues generated from each segment [Line Items]
Net sales	$ 1,282,031,446	$ 1,561,497,028	$ 1,519,634,872
Gross profit	187,873,844	209,283,285	113,105,100
Other [Member]
Company's revenues generated from each segment [Line Items]
Net sales	1,044,975	695,750	6,000,631
Gross profit	600,087	36,679	2,149,511
Elimination [Member]
Company's revenues generated from each segment [Line Items]
Net sales	(892,053,374)	(1,176,420,479)	(1,068,599,614)
Gross profit	13,818,412	(427,602)	(20,874,452)
Wafer [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	1,032,418,596	1,416,614,234	1,271,561,269
Gross profit	62,884,189	71,483,745	21,226,834
Cell and module [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	1,024,331,572	1,311,867,301	1,299,162,865
Gross profit	88,563,261	134,289,199	92,950,381
Solar power projects [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	116,289,676	8,740,222	11,509,721
Gross profit	$ 22,007,895	$ 3,901,264	$ 7,810,693